Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Document Period End Date	Dec. 31, 2014
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 26,432,000	$ 89,197,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	153,276,000	165,876,000
Gross Unrealized Gains	3,127,000	1,958,000
Gross Unrealized Losses	(1,180,000)	(3,562,000)
Fair Value	155,223,000	164,272,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(130,000)	(3,089,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	45,025,000	8,232,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(1,050,000)	(473,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	71,457,000	97,429,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	1,180,000	3,562,000
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,792,000	2,858,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(8,000)	(142,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,942,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(58,000)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,734,000	2,858,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	66,000	142,000
U.S. Federal Agency [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	7,447,000	6,249,000
Gross Unrealized Gains	14,000	43,000
Gross Unrealized Losses	(66,000)	(142,000)
Fair Value	7,395,000	6,150,000
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,571,000	17,352,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	54,298,000	54,892,000
Gross Unrealized Gains	2,638,000	1,505,000
Gross Unrealized Losses	(89,000)	(674,000)
Fair Value	56,847,000	55,723,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(11,000)	(558,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,506,000	1,524,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(78,000)	(116,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,077,000	18,876,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	89,000	674,000
Mortgage-backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,261,000	22,432,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	27,391,000	28,197,000
Gross Unrealized Gains	185,000	107,000
Gross Unrealized Losses	(88,000)	(366,000)
Fair Value	27,488,000	27,938,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(40,000)	(366,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,073,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(48,000)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16,334,000	22,432,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	88,000	366,000
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,845,000	46,555,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	63,140,000	74,417,000
Gross Unrealized Gains	290,000	274,000
Gross Unrealized Losses	(900,000)	(2,380,000)
Fair Value	62,530,000	72,311,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(34,000)	(2,023,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33,504,000	6,708,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(866,000)	(357,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	39,349,000	53,263,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	900,000	2,380,000
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	963,000
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	1,000,000	2,121,000
Gross Unrealized Gains	0	29,000
Gross Unrealized Losses	(37,000)	0
Fair Value	963,000	2,150,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(37,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	963,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ 37,000